Total Invested Assets and Related Net Investment Income - Assets and Liabilities Carried at Fair Value on a Recurring Basis by Hierarchy (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	$ 370,721	$ 333,241
Liabilities	344,592	309,041
Notional amount	178,698	162,948
Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	14,438	14,145
Loans
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	43,181	40,455
Mortgages and loans
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	57,619	54,600
Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	334,913	299,023
Liabilities	136,033	114,192
Recurring fair value measurement | Obligations for securities borrowing
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Liabilities	239	223
Recurring fair value measurement | Derivative liabilities – FVTPL
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Liabilities	2,077	1,311
Recurring fair value measurement | Other financial liabilities
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Liabilities	5,028	3,247
Recurring fair value measurement | Investment contract liabilities
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Liabilities	128,689	109,411
Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	38,682	34,996
Liabilities	32	13
Level 1 | Recurring fair value measurement | Obligations for securities borrowing
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Liabilities	4	3
Level 1 | Recurring fair value measurement | Derivative liabilities – FVTPL
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Liabilities	28	10
Level 1 | Recurring fair value measurement | Other financial liabilities
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Liabilities	0	0
Level 1 | Recurring fair value measurement | Investment contract liabilities
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Liabilities	0	0
Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	276,336	245,063
Liabilities	7,312	4,768
Level 2 | Recurring fair value measurement | Obligations for securities borrowing
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Liabilities	235	220
Level 2 | Recurring fair value measurement | Derivative liabilities – FVTPL
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Liabilities	2,049	1,301
Level 2 | Recurring fair value measurement | Other financial liabilities
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Liabilities	5,028	3,247
Level 2 | Recurring fair value measurement | Investment contract liabilities
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Liabilities	0	0
Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	19,895	18,964
Liabilities	128,689	109,411
Notional amount	19,895	18,964	$ 18,975
Level 3 | Recurring fair value measurement | Obligations for securities borrowing
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Liabilities	0	0
Level 3 | Recurring fair value measurement | Derivative liabilities – FVTPL
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Liabilities	0	0
Level 3 | Recurring fair value measurement | Other financial liabilities
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Liabilities	0	0
Level 3 | Recurring fair value measurement | Investment contract liabilities
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Liabilities	128,689	109,411
Canadian federal government
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	7,537	6,010
Canadian provincial and municipal government
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	15,655	14,251
Corporate
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	41,013	40,129
Debt securities
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	81,955	75,493
Retail | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	2,567	2,558
Office | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	2,633	2,754
Multi-family residential | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	4,499	4,839
Industrial | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	3,683	2,954
Other | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	1,056	1,040
Cash, cash equivalents and short-term securities
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	13,873	13,173
Cash, cash equivalents and short-term securities | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	13,873	13,173
Cash, cash equivalents and short-term securities | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	13,243	12,316
Cash, cash equivalents and short-term securities | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	630	857
Cash, cash equivalents and short-term securities | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	0	0
Equity securities
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	9,974	7,138
Derivatives
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	1,971	2,183
Derivatives | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	1,971	2,183
Derivatives | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	28	23
Derivatives | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	1,943	2,160
Derivatives | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	0	0
Other financial invested assets | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	7,950	6,883
Other financial invested assets | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	859	608
Other financial invested assets | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	211	201
Other financial invested assets | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	6,880	6,074
Other financial invested assets (CLOs)
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	5,356	3,478
Other financial invested assets (CLOs) | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	5,356	3,478
Other financial invested assets (CLOs) | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	0	0
Other financial invested assets (CLOs) | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	5,356	3,478
Other financial invested assets (CLOs) | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	0	0
Investment properties | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	9,290	9,723
Investment properties | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	0	0
Investment properties | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	0	0
Investment properties | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	9,290	9,723
Total invested assets measured at fair value | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	186,127	170,571
Total invested assets measured at fair value | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	21,429	18,382
Total invested assets measured at fair value | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	145,262	133,566
Total invested assets measured at fair value | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	19,436	18,623
Investments for account of segregated fund holders | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	148,786	128,452
Investments for account of segregated fund holders | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	17,253	16,614
Investments for account of segregated fund holders | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	131,074	111,497
Investments for account of segregated fund holders | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	459	341
FVTPL | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	12,466	12,060
FVTPL | Loans
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	40,767	38,492
FVTPL | Recurring fair value measurement | Loans
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	40,767	38,492
FVTPL | Recurring fair value measurement | Mortgages and loans
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	53,233	50,552
FVTPL | Level 1 | Recurring fair value measurement | Loans
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVTPL | Level 1 | Recurring fair value measurement | Mortgages and loans
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVTPL | Level 2 | Recurring fair value measurement | Loans
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	38,491	36,448
FVTPL | Level 2 | Recurring fair value measurement | Mortgages and loans
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	50,933	48,496
FVTPL | Level 3 | Recurring fair value measurement | Loans
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	2,276	2,044
FVTPL | Level 3 | Recurring fair value measurement | Mortgages and loans
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	2,300	2,056
FVTPL | Canadian federal government
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	6,803	5,161
FVTPL | Canadian federal government | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	6,803	5,161
FVTPL | Canadian federal government | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVTPL | Canadian federal government | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	6,790	5,147
FVTPL | Canadian federal government | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	13	14
FVTPL | Canadian provincial and municipal government
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	15,302	13,694
FVTPL | Canadian provincial and municipal government | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	15,302	13,694
FVTPL | Canadian provincial and municipal government | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVTPL | Canadian provincial and municipal government | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	15,302	13,694
FVTPL | Canadian provincial and municipal government | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVTPL | U.S. government and agency | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	626	712
FVTPL | U.S. government and agency | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	463	564
FVTPL | U.S. government and agency | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	163	148
FVTPL | U.S. government and agency | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVTPL | Other foreign government | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	3,796	3,329
FVTPL | Other foreign government | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVTPL | Other foreign government | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	3,762	3,329
FVTPL | Other foreign government | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	34	0
FVTPL | Corporate
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	33,394	32,149
FVTPL | Corporate | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	33,394	32,149
FVTPL | Corporate | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVTPL | Corporate | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	32,929	31,809
FVTPL | Corporate | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	465	340
FVTPL | Corporate | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	2,163	2,034
FVTPL | Corporate | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVTPL | Corporate | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	2,163	2,029
FVTPL | Corporate | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	5
FVTPL | Residential mortgage-backed securities | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	3,539	2,335
FVTPL | Residential mortgage-backed securities | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVTPL | Residential mortgage-backed securities | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	3,539	2,335
FVTPL | Residential mortgage-backed securities | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVTPL | Collateralized debt obligations | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	353	188
FVTPL | Collateralized debt obligations | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVTPL | Collateralized debt obligations | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	352	188
FVTPL | Collateralized debt obligations | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	1	0
FVTPL | Other | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	2,130	1,578
FVTPL | Other | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVTPL | Other | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	2,126	1,535
FVTPL | Other | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	4	43
FVTPL | Debt securities
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	68,106	61,180
FVTPL | Debt securities | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	68,106	61,180
Notional amount	68,106	61,180
FVTPL | Debt securities | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	463	564
Notional amount	463	564
FVTPL | Debt securities | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	67,126	60,214
Notional amount	67,126	60,214
FVTPL | Debt securities | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	517	402
Notional amount	517	402
FVTPL | Retail | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	2,484	2,536
FVTPL | Retail | Level 1 | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVTPL | Retail | Level 2 | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	2,472	2,524
FVTPL | Retail | Level 3 | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	12	12
FVTPL | Office | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	2,614	2,717
FVTPL | Office | Level 1 | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVTPL | Office | Level 2 | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	2,602	2,717
FVTPL | Office | Level 3 | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	12	0
FVTPL | Multi-family residential | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	2,887	2,986
FVTPL | Multi-family residential | Level 1 | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVTPL | Multi-family residential | Level 2 | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	2,887	2,986
FVTPL | Multi-family residential | Level 3 | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVTPL | Industrial | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	3,447	2,804
FVTPL | Industrial | Level 1 | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVTPL | Industrial | Level 2 | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	3,447	2,804
FVTPL | Industrial | Level 3 | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVTPL | Other | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	1,034	1,017
FVTPL | Other | Level 1 | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVTPL | Other | Level 2 | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	1,034	1,017
FVTPL | Other | Level 3 | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVTPL | Equity securities
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	9,900	7,070
FVTPL | Equity securities | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	9,900	7,070
FVTPL | Equity securities | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	6,331	4,220
FVTPL | Equity securities | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	3,358	2,737
FVTPL | Equity securities | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	211	113
FVTPL | Mortgages and loans
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	53,233	50,552
FVTPL | Mortgages and loans | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	53,233	50,552
FVTPL | Mortgages and loans | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	0	0
FVTPL | Mortgages and loans | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	50,933	48,496
FVTPL | Mortgages and loans | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	2,300	2,056
FVTPL | Other financial invested assets
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	7,950	6,883
FVOCI | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	417	291
FVOCI | Loans
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	2,108	1,657
FVOCI | Recurring fair value measurement | Loans
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	2,108	1,657
FVOCI | Recurring fair value measurement | Mortgages and loans
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	2,525	1,948
FVOCI | Level 1 | Recurring fair value measurement | Loans
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVOCI | Level 1 | Recurring fair value measurement | Mortgages and loans
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVOCI | Level 2 | Recurring fair value measurement | Loans
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	2,095	1,657
FVOCI | Level 2 | Recurring fair value measurement | Mortgages and loans
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	2,512	1,948
FVOCI | Level 3 | Recurring fair value measurement | Loans
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	13	0
FVOCI | Level 3 | Recurring fair value measurement | Mortgages and loans
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	13	0
FVOCI | Canadian federal government
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	734	849
FVOCI | Canadian federal government | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	734	849
FVOCI | Canadian federal government | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVOCI | Canadian federal government | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	734	849
FVOCI | Canadian federal government | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVOCI | Canadian provincial and municipal government
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	353	557
FVOCI | Canadian provincial and municipal government | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	353	557
FVOCI | Canadian provincial and municipal government | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVOCI | Canadian provincial and municipal government | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	353	557
FVOCI | Canadian provincial and municipal government | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVOCI | U.S. government and agency | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	509	658
FVOCI | U.S. government and agency | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	501	651
FVOCI | U.S. government and agency | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	8	7
FVOCI | U.S. government and agency | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVOCI | Other foreign government | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	413	473
FVOCI | Other foreign government | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	4	0
FVOCI | Other foreign government | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	397	462
FVOCI | Other foreign government | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	12	11
FVOCI | Corporate
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	7,619	7,980
FVOCI | Corporate | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	7,619	7,980
FVOCI | Corporate | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVOCI | Corporate | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	7,529	7,905
FVOCI | Corporate | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	90	75
FVOCI | Corporate | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	1,084	1,017
FVOCI | Corporate | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVOCI | Corporate | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	1,084	1,017
FVOCI | Corporate | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVOCI | Residential mortgage-backed securities | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	1,170	944
FVOCI | Residential mortgage-backed securities | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVOCI | Residential mortgage-backed securities | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	1,159	944
FVOCI | Residential mortgage-backed securities | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	11	0
FVOCI | Collateralized debt obligations | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	711	780
FVOCI | Collateralized debt obligations | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVOCI | Collateralized debt obligations | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	673	767
FVOCI | Collateralized debt obligations | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	38	13
FVOCI | Other | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	1,256	1,055
FVOCI | Other | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVOCI | Other | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	1,256	967
FVOCI | Other | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	88
FVOCI | Debt securities
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	13,849	14,313
FVOCI | Debt securities | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	13,849	14,313
Notional amount	13,849	14,313
FVOCI | Debt securities | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	505	651
Notional amount	505	651
FVOCI | Debt securities | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	13,193	13,475
Notional amount	13,193	13,475
FVOCI | Debt securities | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	151	187
Notional amount	151	187
FVOCI | Retail | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	83	22
FVOCI | Retail | Level 1 | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVOCI | Retail | Level 2 | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	83	22
FVOCI | Retail | Level 3 | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVOCI | Office | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	19	37
FVOCI | Office | Level 1 | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVOCI | Office | Level 2 | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	19	37
FVOCI | Office | Level 3 | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVOCI | Multi-family residential | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	79	83
FVOCI | Multi-family residential | Level 1 | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVOCI | Multi-family residential | Level 2 | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	79	83
FVOCI | Multi-family residential | Level 3 | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVOCI | Industrial | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	236	149
FVOCI | Industrial | Level 1 | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVOCI | Industrial | Level 2 | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	236	149
FVOCI | Industrial | Level 3 | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVOCI | Equity securities
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	74	68
FVOCI | Equity securities | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	74	68
FVOCI | Equity securities | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	0	0
FVOCI | Equity securities | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	0	0
FVOCI | Equity securities | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	74	68
FVOCI | Mortgages and loans
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	2,525	1,948
FVOCI | Mortgages and loans | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	2,525	1,948
FVOCI | Mortgages and loans | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	0	0
FVOCI | Mortgages and loans | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	2,512	1,948
FVOCI | Mortgages and loans | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	13	0
Debt securities | FVTPL | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	517	402	394
Debt securities | FVOCI | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	151	187	52
Equity securities | FVTPL | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	211	113	101
Equity securities | FVOCI | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	74	68	70
Mortgages and loans | FVTPL | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	2,300	2,056	2,054
Mortgages and loans | FVOCI | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	13	0	16
Other financial invested assets | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	6,880	6,074	5,555
Investment properties | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	9,290	9,723	10,102
Total invested assets measured at fair value | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	19,436	18,623	18,344
Investments for account of segregated fund holders | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	$ 459	$ 341	$ 631